Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000009551 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000009551 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.18%
C000009551 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.88%
C000009551 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.38%
C000009551 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.14%
C000009552 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000009552 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.18%
C000009552 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.88%
C000009552 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.38%
C000009552 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.14%